CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 102,502	$ 106,848	$ 149,004
Net income/(loss) from equity accounted investments	49	(1)	620
Other income	1,223	327	1,182
Total revenues and other income	103,774	107,174	150,806
Purchases [net of inventory variation]	(50,040)	(48,175)	(53,806)
Operating expenses	(10,531)	(10,582)	(9,608)
Selling, general and administrative expenses	(1,255)	(1,218)	(986)
Depreciation, amortisation and net impairment	(9,835)	(10,634)	(6,391)
Exploration expenses	(1,185)	(795)	(1,205)
Total operating expenses	(72,846)	(71,404)	(71,995)
Net operating income/(loss)	30,927	35,770	78,811
Interest income and other financial income	1,951	2,449	1,222
Interest expenses and other financial expenses	(1,582)	(1,660)	(1,379)
Other financial items	(311)	1,325	(50)
Net financial items	58	2,114	(207)
Income/(loss) before tax	30,986	37,884	78,604
Income tax	(22,157)	(25,980)	(49,861)
Net income/(loss)	8,829	11,904	28,744
Attributable to shareholders of the company	8,806	11,885	28,746
Attributable to non-controlling interests	$ 23	$ 19	$ (3)
Basic earnings per share (in USD per share)	$ 3.12	$ 3.93	$ 9.06
Diluted earnings per share (in USD per share)	$ 3.11	$ 3.93	$ 9.03